Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07072709

Centnys

RECD S.E.C.
JUL 23 2007
1086

1- 14965

July 23, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Goldman Sachs Group Inc., Indexed-Linked Notes due 2037 (Link to the S&P GSCI™ Enhanced Commodity Total Return Strategy Index) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 19, 2007. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
JUL 25 2007
THOMSON
FINANCIAL

END